Profit Share	3 Months Ended
Mar. 31, 2012
Profit Share [Abstract]
Profit Share

5. PROFIT SHARE

The following table indicates the total profit share earned and accrued during the three months ended March 31, 2012 and 2011. Profit share earned (from Unitholders' redemptions) is credited to the New Profit Memo Account as defined in the Trust's Declaration of Trust and Trust Agreement (the "Trust Agreement").

	Three months ended:
	March 31, 2012	March 31, 2011
Profit share earned	$-	$353
Profit share accrued	-	-
Total profit share	$-	$353